Fair Value Measurements	6 Months Ended
Jun. 30, 2025
Fair Value Measurements
Fair Value Measurements

11.  Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is as follows:

Level 1

Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2

Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3

Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

There were no assets or liabilities to be measured at fair value on “recurring” basis as of June 30, 2025 and December 31, 2024.

Long-lived assets and liabilities that have been measured at fair value on “nonrecurring” basis include leasehold improvements, right-of-use assets - operating lease, tools, furniture and fixtures and store operating rights. Assets and liabilities measured at fair value on “nonrecurring” basis as of June 30, 2025 and December 31, 2024 are as follows:

	Thousands of Yen
						Impairment
	Level 1		Level 2		Level 3	loss
As of June 30, 2025
Assets
Right-of-use asset – operating lease		¥—		¥—	¥1,886,062	¥59,065
Leasehold improvements		—		—	275,086	6,602
Tools, furniture and fixtures		—		—	54,352	387
Store operating rights		—		—	2,500,012	18,534
Total		¥—		¥—	¥4,715,512	¥84,588

As of December 31, 2024
Assets
Leasehold improvements	¥	―	¥	―	¥311,436	¥135
Store operating rights		―		―	830,838	22,738
Total	¥	―	¥	―	¥1,142,274	¥22,873

Impairment of long-lived assets

Significant judgments and unobservable inputs categorized as Level 3 in the fair value hierarchy are inherent in the impairment tests performed and include assumptions about the amount and timing of expected future cash flows, growth rates, and the determination of appropriate discount rates. The Company believes that the assumptions used in its annual and any interim date impairment tests are reasonable, but variations in any of the assumptions may result in different calculations of fair values and impairment charges.

The Company’s primary business is the operations of Relaxation Salons. It regularly conducts reviews of past performances and future profitability forecast for individual Salons. Based on the evaluation, if the Company determines that the Salon assets are impaired and not fully recoverable, it reduces the carrying amounts of the Salon’s long-lived assets to the estimated fair value. Fair value is determined based on income approach using Level 3 inputs under ASC 820 Fair Value Measurement. The income approach is calculated using projected future (debt-free) cash flows that are discounted to present value. The future cash flows are based on the estimates made by management concerning forecast of sales, operating expenses and operating profit and loss, etc. with due consideration of industry trend and market circumstances, business risks and other factors, adjusted by market participants assumptions, if different from the Company’s assumptions. These cash flows are then discounted at the reporting unit’s calculated weighted average cost of capital (“WACC”). The discount rate (WACC) takes into consideration the characteristics of relevant peer companies, market observable data, and company-specific risk factors. Because of changing market conditions (i.e., rising interest rates and/or less marketplace demand), it is reasonably possible that the estimate of expected future cash flows may change resulting in the need to adjust the Company’s determination of fair value in the future.

The Company recorded impairment loss of Y84,588 thousand on the long - lived assets of certain relaxation salons in the relaxation segment for the six months ended June 30, 2025, respectively. The Company conducted strategic reviews of its future profitability forecast. Following these reviews, the Company reduced the corresponding estimated future cash flows of the assets and the estimated ability to recover the carrying amount of the long - lived assets within the period applicable to the impairment determination, resulting in the impairment charges. There were no impairment charges recorded during the six months ended June 30, 2024.